Form N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Federated Hermes Municipal Bond Fund, Inc.
Entity Central Index Key	0000201801
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	May 31, 2026